SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Director fees	$ 119,245	$ 84,528	$ 226,691	$ 171,219
Management fees paid to a company controlled by a former director	2,068,860	842,693	2,942,500	1,711,172
Salaries	271,499	46,962	399,014	169,937
Share-based payments	314,577	625,149	636,660	1,305,246
Total	1,255,317	896,500	2,057,903	1,929,152
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	236,486	52,017	336,486	105,782
President And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	226,219	42,844	288,719	86,968
Former Owner [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	$ 87,341	$ 45,000	$ 170,333	$ 90,000